Document and Entity Information	May 03, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001326380
Document Type	8-K
Document Period End Date	May 03, 2026
Entity Registrant Name	GameStop Corp.
Entity Incorporation State Country Code	DE
Entity File Number	1-32637
Entity Tax Identification Number	20-2733559
Entity Address, Address Line One	625 Westport Parkway
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	817
Local Phone Number	424-2000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	GME
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to Purchase Common Stock, par value $0.001 per share
Trading Symbol	GME WS
Security Exchange Name	NYSE